CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net income	$ 652,886	$ 2,479,642	$ 864,847
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	141,918	307,447	10,077
Depreciation of property, plant and equipment	148,889	107,097	77,366
Prepaid land use rights	2,368	1,220	821
Loss on disposal of property plant and equipment	4,379	8,904	2,749
Inventory write-down	4,519	0	0
Fair value change of short-term investments	(110)	(1,110)	(2,407)
Others	3,396	8,407	4,378
Changes in operating assets and liabilities:
Notes receivable	987,481	(816,238)	(360,259)
Prepaid expenses and other current assets	(136,182)	(14,923)	(31,556)
Advances to suppliers	(13,543)	2,341	4,755
Inventories	(13,079)	138,258	(280,187)
Amounts due from related parties	(88)	(4)	118
Other non-current assets	(900)		62
Accounts payable	13,365	6,999	61,067
Notes payable			(26,068)
Accrued expenses and other current liabilities	24,874	14,241	9,727
Income tax payable	(126,117)	160,058	47,451
Advances from customers	(7,338)	(3,616)	243,695
Amounts due to related parties	(50)	(124)	25
Deferred government subsidies	(547)	(1,005)	(562)
Lease liability			(83)
Deferred taxes	(70,079)	65,058	12,973
Net cash provided by operating activities	1,616,042	2,462,652	638,989
Investing activities:
Purchases of property, plant and equipment	(1,110,738)	(1,205,330)	(498,505)
Purchases of land use rights	(76,102)	(45,188)	(9,755)
Proceeds from disposal of land use rights	3,955
Purchase of short-term investments		(46,192)	(501,441)
Redemption of short-term investments	13,701	298,294	227,807
Purchase of long-term deposit	(26,771)
Net cash used in investing activities	(1,195,955)	(998,416)	(781,894)
Financing activities:
Proceeds from related parties loans			13,213
Repayment of related parties loans			(18,133)
Proceeds from bank borrowings	140,000	178,752	48,822
Repayment of bank borrowings	(140,000)	(178,752)	(244,776)
Proceeds from options exercised	4	995	2,139
Acquisition of minority interest of a subsidiary		(776)
Proceeds from subsidiary's public offering of ordinary shares, net of issuance costs paid of $59 million			934,960
Payments for repurchase of common shares	(485,931)	(124,929)
Proceeds from subsidiary's follow-on offering of its equity interests, net of issuance costs paid of $9.4 million		1,630,563
Subsidiary's dividend payment	(303,658)	(33,762)
Payments for repurchase of shares by subsidiary	(36,204)
Proceeds from exercise of subsidiary's stock options	30,391
Net cash provided by (used in) financing activities	(795,398)	1,472,091	736,225
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(97,084)	(139,942)	12,242
Net increase (decrease) in cash, cash equivalents and restricted cash	(472,395)	2,796,385	605,562
Cash, cash equivalents and restricted cash at the beginning of the year	3,520,351	723,966	118,404
Cash, cash equivalents and restricted cash at the end of the year	3,047,956	3,520,351	723,966
Cash and cash equivalents	3,038,827	3,499,488	723,775
Restricted cash	9,129	20,863	191
Total cash, cash equivalents, and restricted cash shown in the statements of cash flows	3,047,956	3,520,351	723,966
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	4,719	7,926	21,158
Income taxes paid	289,529	350,583	108,099
Supplemental schedule of non-cash investing activities:
Purchases of property, plant and equipment included in payables	421,024	251,127	142,937
Purchase of property, plant and equipment included in amounts due to related parties - short-term portion	$ 6,492	$ 4,082	$ 5,979